Non-controlling interest ("NCI") - Disclosure of detailed information about non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non Controlling Interest [Abstract]
Balance, beginning of year	$ 0	$ 0
NCI assumed in Acquisition	1,890	0
Net earnings attributable to NCI	2,423	0
Balance, end of year	$ 4,313	$ 0